15) Other operating income/(expenses) (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Operating Incomeexpenses
Tax expenses		R$ (6,048,902)	R$ (6,858,230)	R$ (6,096,899)
Legal provision		(2,016,778)	(4,435,942)	(1,836,429)
Income from sales of non-current assets, investments, and property and equipment, net		(239,606)	(344,627)	(614,895)
Card marketing expenses		(2,858,522)	(3,207,559)	(3,381,586)
Other	[1]	(7,658,438)	(14,751,228)	(3,570,449)
Total		R$ (18,822,246)	R$ (29,597,586)	R$ (15,500,258)

[1]	In the year ended December 31, 2020, it includes: (i) impairment losses: in the acquisition of the right to provide financial services, in the amount of R$320,726 thousand (R$519,749 thousand in 2019 and R$162 thousand in 2018); software/hardware, in the amount of R$258,998 thousand (R$222,024 thousand in 2019 and R$386,265 thousand in 2018); and investment goodwill, in the amount of R$726,419 thousand (R$255,301 thousand in 2019 and there were no impairment losses in 2018); (ii) expenses with provision for restructuring, in the amount of R$980,978 thousand, mainly related to the branch network and staff and other provisions in the amount of R$102,200 thousand (R$696,469 thousand in 2019). In the year ended December 31, 2019, it also included expenses with provision for contingencies, related to FCVS, in the amount of R$342,155 thousand.